Operating Segments - Summary of Reportable Segments (Detail) - USD ($)		12 Months Ended
		Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Disclosure of operating segments [Line Items]
Revenue		$ 593,036,000	$ 303,922,000	$ 163,440,000
Add: Customer inducement costs recorded as a reduction of revenue	[1]	235,752,000	111,247,000	42,908,000
Less: Service cost	[2]	177,567,000	58,750,000	22,217,000
Adjusted Margin		651,221,000	356,419,000	184,131,000
Other income		2,798,000	3,490,000	3,672,000
Personnel expenses		(131,968,000)	(116,924,000)	(105,661,000)
Marketing and sales promotion expenses		(101,601,000)	(51,033,000)	(22,741,000)
Customer inducement costs recorded as a reduction of revenue	[1]	(235,752,000)	(111,247,000)	(42,908,000)
Certain loyalty program costs related to "All other segments"	[2]			(91,000)
Other operating expenses		(133,698,000)	(81,575,000)	(51,075,000)
Depreciation, amortization and impairment		(27,396,000)	(29,496,000)	(33,010,000)
Finance income		10,974,000	9,984,000	12,100,000
Finance costs		(46,732,000)	(26,326,000)	(4,798,000)
Share of profit (loss) of equity-accounted investees		10,000	34,000	(168,000)
Loss before tax		(12,144,000)	(46,674,000)	(60,549,000)
Reportable Segments [Member] | Air Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		147,793,000	88,712,000	57,013,000
Add: Customer inducement costs recorded as a reduction of revenue	[1]	135,338,000	67,090,000	23,513,000
Less: Service cost	[2]	3,078,000	311,000	293,000
Adjusted Margin		280,053,000	155,491,000	80,233,000
Reportable Segments [Member] | Hotels and Packages [Member]
Disclosure of operating segments [Line Items]
Revenue		337,686,000	157,267,000	67,976,000
Add: Customer inducement costs recorded as a reduction of revenue	[1]	90,487,000	41,545,000	18,652,000
Less: Service cost	[2]	168,387,000	54,760,000	19,146,000
Adjusted Margin		259,786,000	144,052,000	67,482,000
Reportable Segments [Member] | Bus Ticketing [Member]
Disclosure of operating segments [Line Items]
Revenue		74,873,000	39,896,000	24,895,000
Add: Customer inducement costs recorded as a reduction of revenue	[1]	8,025,000	1,814,000	667,000
Less: Service cost	[2]	5,596,000	3,397,000	2,712,000
Adjusted Margin		77,302,000	38,313,000	22,850,000
All Other Segments [Member]
Disclosure of operating segments [Line Items]
Revenue		32,684,000	18,047,000	13,556,000
Add: Customer inducement costs recorded as a reduction of revenue	[1]	1,902,000	798,000	76,000
Less: Service cost	[2]	506,000	282,000	66,000
Adjusted Margin		34,080,000	18,563,000	13,566,000
Certain loyalty program costs related to "All other segments"		$ 0	$ 0	$ (91,000)

[1]	For purposes of reporting to the CODM, the segment profitability measure i.e. Adjusted Margin is arrived at by adding back certain customer inducement costs including customers incentives, customer acquisition cost and loyalty program costs, which are recorded as a reduction of revenue and reducing service cost.
[2]	Certain loyalty program costs excluded from service cost amounting to Nil (March 31, 2022: Nil and March 31, 2021: USD 91) for “All other segments”.